Payden Floating Rate Fund

Schedule of Investments
- July 31, 2026 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (2%
)
500,000 AGL CLO Ltd. 2024-29A 144A, (3 mo. Term
Secured Overnight Financing Rate + 6.370%),
10.05%, 4/21/39 (a)(b) $ 507
500,000 Arini U.S. CLO VII Ltd. 7A 144A, (3 mo. Term
Secured Overnight Financing Rate + 5.350%),
9.10%, 7/15/39 (a)(b) 500
400,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
7.74%, 1/25/52 CAD (a)(c) 283
750,000 Hotwire Funding LLC 2024-1A 144A, 9.19%,
6/20/54 (a) 772
50 Santander Consumer Auto Receivables Trust
2021-C , 0.00%, 6/15/28 (d) 297
Total Asset Backed (Cost - $3,193)
2,359
Bank Loan(e) (91%
)
Automotive (4%)
641,793 Adient U.S. LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.000%),
5.73%, 1/31/31  643
477,500 American Axle & Manufacturing Inc. Term Loan
B 1L, (1 mo. Term Secured Overnight Financing
Rate + 3.000%), 6.68%, 12/12/29  479
845,750 Clarios Global LP Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 1.500%),
6.23%, 1/28/32  849
941,233 Dealer Tire Financial LLC Term Loan B5 1L, (1
mo. Term Secured Overnight Financing Rate +
2.000%), 6.73%, 7/02/31  928
767,362 Goat Holdco LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 1.750%),
6.23%, 1/27/32  770
983,304 Pac Dac LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.250%),
6.98%, 10/28/30  983
590,000 Stonepeak Motion Finco LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.500%), 2.50%, 6/24/33  591
700,000 Tenneco Inc. Term Loan B 1L, (3mo. Term
Secured Overnight Financing Rate + 5.000%),
8.74%, 11/17/28  701
980,835 Wand NewCo 3 Inc. Term Loan B2 1L, (1 mo.
Term Secured Overnight Financing Rate +
1.750%), 6.23%, 1/30/31  984
6,928
Basic Industry (5%)
246,875 AAdvantage Loyality IP Ltd. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
1.750%), 6.48%, 5/28/32  247
490,000 American Airlines Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
1.250%), 5.91%, 6/04/29  486
480,000 American Airlines Inc. Term Loan B 1L, (6
mo. Term Secured Overnight Financing Rate +
2.250%), 5.94%, 2/15/28  477
500,000 American Airlines Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.000%), 6.67%, 5/20/33  497
588,668 Arsenal Aic Parent LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
1.750%), 6.48%, 8/18/30  592
Principal
or Shares Security Description
Value
(000)
1,000,000 Bond German BidCo 2 GmbH Term Loan B1
1L, (1 mo. Term Secured Overnight Financing
Rate + 3.500%), 7.24%, 6/29/33  $ 1,006
641,855 Olympus Water U.S. Holding Corp. Term
Loan B6 1L, (3 mo. Term Secured Overnight
Financing Rate + 2.000%), 6.73%, 6/20/31  642
880,000 SCIH Salt Holdings Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.750%), 2.75%, 7/30/31  876
1,001,008 SCIH Salt Holdings Inc. Term Loan B1 1L, (3
mo. Term Secured Overnight Financing Rate +
1.750%), 6.35%, 1/31/29  996
668,888 Transdigm Inc. Term Loan K 1L, (1 mo. Term
Secured Overnight Financing Rate + 1.250%),
5.98%, 3/22/30  670
488,775 Transdigm Inc. Term Loan J 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.250%),
6.23%, 2/28/31  490
1,001,938 WestJet Loyalty LP Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.250%), 6.48%, 2/14/31  962
1,180,000 Worthington Steel Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.000%), 7.73%, 6/01/33  1,186
9,127
Capital Goods (5%)
651,522 Cimpress PLC Term Loan B1 1L, (1 mo. Term
Secured Overnight Financing Rate + 1.500%),
6.23%, 6/03/33  654
1,060,000 Composecure Holdings LLC Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
1.250%), 5.92%, 1/14/33  1,058
982,575 EMRLD Borrower LP Term Loan B2 1L, (3
mo. Term Secured Overnight Financing Rate +
1.500%), 6.07%, 8/04/31  984
364,978 Hillenbrand Inc. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.500%),
7.23%, 2/10/33  362
1,173,636 MI Windows and Doors LLC Term Loan B3 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 3.000%), 6.48%, 3/28/31  1,160
1,456,563 Quikrete Holdings Inc. Term Loan B3 1L, (1
mo. Term Secured Overnight Financing Rate +
1.250%), 5.98%, 2/10/32  1,459
1,236,521 TK Elevator Midco Gmbh Term Loan B 1L, (6
mo. Term Secured Overnight Financing Rate +
3.000%), 6.70%, 4/30/30  1,243
6,920
Consumer Goods (4%)
545,875 C&S Wholesale Grocers Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
4.000%), 8.73%, 9/20/30  517
1,004,622 Fiesta Purchaser Inc. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
1.750%), 6.48%, 2/12/31  989
995,000 Froneri International Ltd. Term Loan B6 1L, (6
mo. Term Secured Overnight Financing Rate +
2.500%), 6.45%, 9/30/32  991
1,231,460 Journey Personal Care Corp. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
2.750%), 7.57%, 3/01/28  1,231

Payden Mutual Funds
Payden Floating Rate Fund
continued
Principal
or Shares Security Description
Value
(000)
445,000 Treehouse Foods Inc. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
4.250%), 7.89%, 2/04/33  $ 447
444,830 United Natural Foods Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.000%), 7.73%, 5/01/31  450
1,125,270 Verde Purchaser LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
4.000%), 7.73%, 11/29/30  1,071
5,696
Energy (6%)
585,000 Clean Energy Future- Trumbull LLC Term Loan
B 1L, (3 mo. Term Secured Overnight Financing
Rate + 3.000%), 6.73%, 4/29/33  587
982,507 CPPIB OVM Member U.S. LLC Term Loan B
1L, (3 mo. Term Secured Overnight Financing
Rate + 1.250%), 5.98%, 8/20/31  985
605,000 Crescent Midstream Operating LLC Term Loan
B 1L, (3 mo. Term Secured Overnight Financing
Rate + 2.750%), 7.40%, 2/11/33  609
918,334 Emg Utica Midstream Holdings LLC Term Loan
B 1L, (3 mo. Term Secured Overnight Financing
Rate + 2.500%), 7.23%, 4/01/30  922
1,565,363 Fr Br Holdings LLC Term Loan 1L, (3 mo. Term
Secured Overnight Financing Rate + 4.250%),
7.98%, 10/09/30  1,571
810,672 Lackawanna Energy Center LLC Term Loan B 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 3.000%), 6.41%, 8/05/32  813
641,875 Long Ridge Energy LLC Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.500%), 8.23%, 2/19/32  643
377,817 M6 Etx Holdings Ii Midco LLC Term Loan B 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 2.500%), 6.23%, 4/01/32  380
484,266 Potomac Energy Center LLC Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
2.750%), 6.57%, 8/05/32  485
701,171 Talen Energy Supply LLC Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
1.750%), 5.48%, 11/26/32  698
338,300 Talen Energy Supply LLC Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
1.000%), 5.82%, 11/25/32  335
967,763 U.S. Silica Co. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.500%),
8.23%, 7/31/31  971
965,000 Venture Global Calcasieu Pass LLC Term Loan
B 1L, (6 mo. Term Secured Overnight Financing
Rate + 2.250%), 6.95%, 4/11/33  973
9,972
Financial (20%)
1,064,250 Albion Financing 3 SARL Term Loan B 1L, (2
mo. Term Secured Overnight Financing Rate +
3.000%), 6.63%, 5/21/31  1,071
997,481 Alliant Holdings Intermediate LLC Term Loan
B 1L, (1 mo. Term Secured Overnight Financing
Rate + 1.500%), 6.23%, 9/19/31  995
816,729 Allspring Buyer LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
3.000%), 6.75%, 11/01/30  821
Principal
or Shares Security Description
Value
(000)
997,468 AmWINS Group Inc. Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
1.000%), 5.73%, 1/30/32  $ 990
997,500 Asurion LLC Term Loan B14 1L, (3 mo. Term
Secured Overnight Financing Rate + 2.750%),
7.57%, 2/23/33  937
994,951 Azorra Soar TLB Finance Ltd. Term Loan B 1L,
(3 mo. Term Secured Overnight Financing Rate
+ 2.500%), 6.16%, 10/18/29  999
793,656 Blackstone Mortgage Trust Inc. Term Loan B9
1L, (1 mo. Term Secured Overnight Financing
Rate + 1.500%), 6.23%, 12/10/30  793
498,875 Broadstreet Partners Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
1.500%), 6.23%, 6/13/31  491
569,910 Champ Acquisition Corp. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.250%), 7.07%, 11/25/31  573
1,074,068 CPI Holdco B LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 1.000%),
5.73%, 5/17/31  1,073
1,155,000 Edelman Financial Engines Center LLC (The)
Term Loan 1L, (1 mo. Term Secured Overnight
Financing Rate + 4.000%), 7.73%, 12/01/31  1,161
1,630,913 EP Wealth Advisors LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
1.500%), 6.17%, 10/18/32  1,639
1,232,046 Focus Financial Partners LLC Term Loan C 1L, (1
mo. Term Secured Overnight Financing Rate +
1.500%), 6.23%, 9/15/31  1,218
972,780 Greystar Real Estate Partners LLC Term Loan B
1L, (3 mo. Term Secured Overnight Financing
Rate + 1.250%), 5.92%, 8/21/30  974
821,721 GTCR Everest Borrower LLC Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
1.500%), 5.98%, 9/05/31  821
886,023 HUB International Ltd. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
1.500%), 5.98%, 6/20/30  887
997,361 Jane Street Group LLC Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
2.000%), 5.67%, 12/15/31  995
985,000 Jefferies Finance LLC Term Loan 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.000%),
6.42%, 10/21/31  986
1,187,933 Jump Financial LLC Term Loan B1 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.500%), 7.23%, 2/26/32  1,191
250,000 Jupiter Borrower Inc. Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.750%), 6.48%, 6/30/33  252
645,125 Lendingtree Inc. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.500%),
7.98%, 8/21/30  634
1,071,335 Mermaid Bidco Inc. Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
3.250%), 6.91%, 7/03/31  1,059
961,637 Nexus Buyer LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.500%),
7.23%, 7/31/31  934
350,000 Nexus Buyer LLC Term Loan 2L, (1 mo. Term
Secured Overnight Financing Rate + 4.750%),
9.48%, 2/16/32  341

Principal
or Shares Security Description
Value
(000)
633,060 Pitney Bowes Inc. Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 2.750%),
7.48%, 3/19/32  $ 634
1,079,582 SKECHERS U.S.A. INC. (Beach Acquisition
Bidco) Term Loan B1 1L, (1 mo. Term Secured
Overnight Financing Rate + 2.750%), 6.48%,
9/13/32  1,086
594,000 WH Borrower LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
3.750%), 8.14%, 2/20/32  597
24,152
Healthcare (9%)
1,148,400 1261229 BC Ltd. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 5.250%),
9.94%, 10/08/30  1,117
967,694 Amneal Pharmaceuticals LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.000%), 6.73%, 8/02/32  972
1,004,308 Bausch & Lomb Corp. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.750%), 7.48%, 1/15/31  1,009
172,829 Fortrea Holdings Inc. Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.750%), 7.32%, 7/01/30  173
1,170,000 Hologic Inc. Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 1.250%),
6.00%, 4/07/33  1,152
982,538 LifePoint Health Inc. Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.750%), 7.50%, 5/16/31  940
850,599 Owens & Minor Inc. Term Loan B1 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.750%), 7.58%, 3/29/29  805
1,288,955 Padagis LLC Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 4.750%),
8.74%, 7/06/28  1,241
938,096 Sotera Health Holdings LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
1.250%), 5.98%, 5/30/31  942
1,026,375 Star Parent Inc. Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 4.000%),
7.23%, 9/27/30  1,031
9,382
Insurance (0%)
137,383 Asurion LLC Term Loan B4 2L, (3 mo. Term
Secured Overnight Financing Rate + 5.250%),
9.33%, 1/20/29  137
Leisure (6%)
716,400 Bulldog Purchaser Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.250%), 6.98%, 2/04/33  719
996,914 Caesars Entertainment Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
1.750%), 5.98%, 2/06/30  965
641,891 Cinemark USA Inc. Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
1.000%), 5.71%, 5/24/30  644
997,247 Fertitta Entertainment LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.250%), 6.98%, 1/27/29  999
Principal
or Shares Security Description
Value
(000)
564,300 Flutter Entertainment Public Ltd. Co. Term Loan
B 1L, (3 mo. Term Secured Overnight Financing
Rate + 1.000%), 5.73%, 6/04/32  $ 563
1,765,000 Gaia Purchaser Inc. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
4.000%), 4.00%, 6/25/33  1,765
1,050,653 LC Ahab U.S. Bidco LLC Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.000%), 6.32%, 5/01/31  1,052
999,368 Ontario Gaming GTA LP Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.250%), 7.98%, 8/01/30  960
888,722 Travel Leisure Co. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 1.000%),
5.73%, 12/14/29  890
8,557
Media (7%)
1,170,000 Arches Buyer Inc. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 4.250%),
4.25%, 7/28/31  1,154
566,375 Charter Communications Operating LLC Term
Loan B5 1L, (3 mo. Term Secured Overnight
Financing Rate + 1.250%), 5.98%, 12/15/31  546
650,000 Coral U.S. Co.-Borrower LLC Term Loan B7 1L,
(3 mo. Term Secured Overnight Financing Rate
+ 2.250%), 7.00%, 1/31/32  637
862,006 Digicel International Finance Ltd. Term Loan B
1L, (3 mo. Term Secured Overnight Financing
Rate + 3.500%), 8.23%, 8/06/32  869
967,600 DirectV Financing LLC Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
4.500%), 9.32%, 2/17/31  974
1,446,635 Discovery Global Holdings Inc. Term Loan B 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 1.500%), 6.23%, 6/03/33  1,449
568,113 Gray Television Inc. Term Loan D 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.000%), 6.76%, 12/01/28  571
218,049 McGraw-Hill Education Inc. Term Loan B2 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 1.500%), 6.23%, 8/06/31  218
596,909 MH Sub I LLC Term Loan B3 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.250%),
7.98%, 5/03/28  580
186,426 MH Sub I LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 4.250%),
7.98%, 12/31/31  167
1,065,000 Neptune Bidco U.S. Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
4.000%), 8.86%, 2/03/33  1,060
871,429 Nexstar Media Inc. Term Loan B7 1L, (1 mo.
Term Secured Overnight Financing Rate +
1.750%), 6.48%, 3/18/33  872
975,025 Sinclair Television Group Inc. Term Loan B7 1L,
(3 mo. Term Secured Overnight Financing Rate
+ 3.100%), 7.98%, 12/31/30  849
644,901 Sunrise HoldCo III BV Term Loan AAA 1L, (6
mo. Term Secured Overnight Financing Rate +
2.470%), 6.34%, 2/15/32  636
500,000 Virgin Media Bristol LLC Term Loan Y 1L, (6
mo. Term Secured Overnight Financing Rate +
3.175%), 6.97%, 3/31/31  429

Payden Mutual Funds
Payden Floating Rate Fund
continued
Principal
or Shares Security Description
Value
(000)
600,000 Virgin Media Bristol LLC Term Loan Q 1L, (1
mo. Term Secured Overnight Financing Rate +
3.250%), 7.04%, 1/31/29  $ 544
11,555
Retail (9%)
995,000 Boots Group Finco LP Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.250%), 6.92%, 8/30/32  1,000
1,128,262 Evergreen AcqCo 1 LP Term Loan 1L, (3 mo.
Term Secured Overnight Financing Rate +
1.500%), 6.17%, 9/17/32  1,131
984,125 Flynn Restaurant Group LP Term Loan B2 1L, (1
mo. Term Secured Overnight Financing Rate +
2.750%), 7.48%, 1/28/32  975
495,918 Harbor Freight Tools USA Inc. Term Loan B 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 1.500%), 5.98%, 6/11/31  496
1,182,000 Highline AfterMarket Acquisition LLC Term
Loan B 1L, (6 mo. Term Secured Overnight
Financing Rate + 2.500%), 7.23%, 2/13/30  1,184
406,939 IRB Holding Corp. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
1.500%), 6.23%, 12/15/30  408
482,462 Men's Wearhouse LLC (The) Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
4.750%), 9.41%, 1/28/31  487
1,113,184 MIC Glen LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.250%),
6.98%, 7/21/28  1,117
1,236,330 PetsMart LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.000%),
7.72%, 8/18/32  1,241
722,138 S&S Holdings LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 4.000%),
8.72%, 10/01/31  701
1,026,545 Tacala Investment Corp. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.000%), 6.73%, 1/31/31  1,029
903,094 Victra Holdings LLC aka LSF9 Atlantis Holdings
LLC Term Loan B 1L, (3 mo. Term Secured
Overnight Financing Rate + 2.750%), 7.48%,
3/29/29  896
954,896 Whatabrands LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 1.500%),
6.23%, 8/03/28  956
11,621
Service (3%)
573,125 ABG Intermediate Holdings 2 LLC Term
Loan B1 1L, (1 mo. Term Secured Overnight
Financing Rate + 1.250%), 5.98%, 12/21/28  575
1,000,000 Covista Inc. Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 2.250%),
5.98%, 3/02/33  1,004
1,040,444 Omnia Partners LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.750%), 6.42%, 12/31/32  1,044
44,367 Sizzling Platter LLC Term Loan DD 1L, (1 mo.
Term Secured Overnight Financing Rate +
5.000%), 5.00%, 6/25/32  43
Principal
or Shares Security Description
Value
(000)
1,035,430 Sizzling Platter LLC Term Loan 1L, (1 mo. Term
Secured Overnight Financing Rate + 4.000%),
8.73%, 7/02/32  $ 992
3,658
Technology (9%)
1,282,156 AthenaHealth Group Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.250%), 6.94%, 2/17/32  1,275
1,046,750 Bending Spoons U.S. Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
5.625%), 9.29%, 3/07/31  1,056
982,563 BMC Software Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 1.750%),
6.42%, 7/30/31  897
666,134 Cloud Software Group Inc. Term Loan B2 1L, (3
mo. Term Secured Overnight Financing Rate +
2.250%), 6.98%, 3/21/31  606
1,100,000 Dayforce Bidco LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.000%), 6.82%, 2/04/33  1,026
985,056 Fortress Intermediate 3 Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.000%), 6.68%, 6/27/31  985
527,327 Icon Parent I Inc. Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 1.750%),
6.45%, 11/13/31  495
666,650 Knowbe4 Inc. Term Loan 1L, (3 mo. Term
Secured Overnight Financing Rate + 2.750%),
7.57%, 7/23/32  504
1,228,125 Modena Buyer LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
3.500%), 8.07%, 7/01/31  1,141
870,000 Oak-Eagle Acquireco Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.500%), 3.50%, 8/04/33  876
296,261 PointClickCare Technologies Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
1.750%), 6.57%, 11/03/31  295
555,000 Project Alpha Intermediate Holding Inc. Term
Loan 2L, (3 mo. Term Secured Overnight
Financing Rate + 4.000%), 8.73%, 5/09/33  338
974,346 Rocket Software Inc. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.750%), 7.48%, 11/28/28  941
994,987 UKG Inc. Term Loan B 1L, (3 mo. Term Secured
Overnight Financing Rate + 2.250%), 6.07%,
2/10/31  957
11,392
Telecommunication (1%)
974,357 Iridium Satellite LLC Term Loan B4 1L, (1
mo. Term Secured Overnight Financing Rate +
1.250%), 5.98%, 9/20/30  976
Transportation (3%)
999,346 First Student Bidco Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
1.250%), 5.98%, 8/15/30  1,002
1,062,338 Graham Packaging Co. Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
1.250%), 5.98%, 1/26/33  1,064

Principal
or Shares Security Description
Value
(000)
900,000 Sword Purchaser LLC Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.000%), 7.73%, 4/09/33  $ 869
2,935
Total Bank Loan (Cost - $123,687)
123,008
Corporate Bond (7%
)
685,000 Carriage Services Inc. 144A, 4.25%, 5/15/29 (a) 650
470,000 CoreWeave Inc. 144A, 9.25%, 6/01/30 (a) 440
620,000 Freedom Mortgage Holdings LLC 144A, 9.25%,
2/01/29 (a) 638
500,000 Jadestone Energy UK PLC 144A, 12.00%,
4/14/31 (a)(f) 510
300,000 Jefferson Capital Holdings LLC 144A, 8.25%,
5/15/30 (a) 313
350,000 Kistos Holdings PLC 144A, 9.88%, 5/18/30 (a)
(f) 347
800,000 Kraken Oil & Gas Partners LLC 144A, 7.63%,
8/15/29 (a) 810
500,000 Midcap Financial Issuer Trust 144A, 6.50%,
5/01/28 (a) 500
650,000 Millrose Properties Inc. 144A, 6.38%,
8/01/30 (a) 655
500,000 Mineral Resources Ltd. 144A, 8.50%, 5/01/30 (a) 516
600,000 MPT Operating Partnership LP/MPT Finance
Corp. , 4.63%, 8/01/29  481
800,000 Obsidian Energy Ltd. 144A, 8.13%, 12/03/30
CAD (a)(c) 590
375,000 Prime Healthcare Services Inc. 144A, 9.38%,
9/01/29 (a) 391
685,000 Simmons Foods Inc./Simmons Prepared Foods
Inc./Simmons Pet Food Inc./Simmons Feed
144A, 4.63%, 3/01/29 (a) 663
785,000 Surge Energy Inc. 144A, 8.50%, 9/05/29
CAD (a)(c) 585
Principal
or Shares Security Description
Value
(000)
620,000 Tamarack Valley Energy Ltd. 144A, 6.88%,
7/25/30 CAD (a)(c) $ 466
650,000 UWM Holdings LLC 144A, 6.63%, 2/01/30 (a) 603
640,000 XHR LP 144A, 6.63%, 5/15/30 (a) 655
Total Corporate Bond (Cost - $9,843)
9,813
Investment Company (3%
)
4,267,795 Payden Cash Reserves Money Market Fund *
(Cost - $4,268)
4,268
Total Investments (Cost - $140,991) (103%)
139,448
Liabilities in excess of Other Assets (-3%)
(3,810)
Net Assets (100%) $ 135,638
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2026.
(c) Principal in foreign currency.
(d) Yield to maturity at time of purchase.
(e) Floating rate security. The rate shown reflects the rate in effect at July 31,
2026. The stated maturity is subject to prepayments.
(f) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(000s)
Assets:
USD 1,984 CAD  2,767 BNP PARIBAS 09/16/2026 $ 6